Goodwill and Intangible Assets - Schedule of Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 126,700	$ 90,700	$ 38,200
Finite-Lived Intangible Assets, Accumulated Amortization	15,127	7,234	2,105
Finite-Lived Intangible Assets, Net	111,573	83,466	36,095
Trade name
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	15,100	12,200	6,800
Finite-Lived Intangible Assets, Accumulated Amortization	2,133	919	249
Finite-Lived Intangible Assets, Net	$ 12,967	$ 11,281	6,551
Finite-Lived Intangible Assets, Weighted Average Useful Life Remaining	11 years 4 months 24 days	12 years 8 months 12 days
Trade name | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years	15 years
Trade name | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 100,700	$ 67,600	25,600
Finite-Lived Intangible Assets, Accumulated Amortization	9,492	4,448	1,591
Finite-Lived Intangible Assets, Net	$ 91,208	$ 63,152	24,009
Finite-Lived Intangible Assets, Weighted Average Useful Life Remaining	14 years 3 months 18 days	13 years 3 months 18 days
Customer relationships | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	17 years	16 years
Customer relationships | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Developed software
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 6,400	$ 6,400	1,300
Finite-Lived Intangible Assets, Accumulated Amortization	1,680	720	21
Finite-Lived Intangible Assets, Net	$ 4,720	$ 5,680	1,279
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Finite-Lived Intangible Assets, Weighted Average Useful Life Remaining	7 years 4 months 24 days	4 years 6 months
Developed technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 4,500	$ 4,500	4,500
Finite-Lived Intangible Assets, Accumulated Amortization	1,822	1,147	244
Finite-Lived Intangible Assets, Net	$ 2,678	$ 3,353	$ 4,256
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Finite-Lived Intangible Assets, Weighted Average Useful Life Remaining	8 years	3 years 8 months 12 days